Note 4 - Property and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
December 31, 2012	Cost	Accumulated depreciation and impairment	Net book value

Lab equipment	$5,110,910	$(4,763,611)	$347,299
Leasehold improvements	5,948,003	(5,016,316)	931,687
Computer hardware and software	1,641,223	(1,577,244)	63,979
Furniture and fixtures	421,132	(419,225)	1,907
	$13,121,268	$(11,776,396)	$1,344,872
December 31, 2011	Cost	Accumulated depreciation and impairment	Net book value

Lab equipment	$7,688,286	$(6,984,194)	$704,092
Leasehold improvements	7,212,104	(5,976,916)	1,235,188
Computer hardware and software	3,120,072	(2,869,622)	250,450
Furniture and fixtures	664,029	(656,180)	7,849
	$18,684,491	$(16,486,912)	$2,197,579